8 Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation Abstract
Schedule of components of income tax expense (benefit)
	2020 £’000	2019 £’000	2018 £’000
Current tax credit
Current tax credited to the income statement	1,144	1,782	1,952
Taxation payable in respect of foreign subsidiary	(21)	–	(67)
Adjustment in respect of prior year	158	3	128
	1,281	1,785	2,013
Deferred tax credit
Reversal of temporary differences	–	–	19
Total tax credit	1,281	1,785	2,032

Schedule of difference between actual tax charge and the standard rate of corporation tax

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2020 £’000	2019 £’000	2018 £’000
Loss before tax	(23,470)	(11,870)	(17,062)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2019: 19%; 2018: 19%)	(4,459)	(2,255)	(3,241)
Expenses not deductible for tax purposes	596	1,087	2,492
Income not taxable	(75)	–	–
Unrelieved tax losses and other deductions	–	(114)	–
Adjustment in respect of prior period	(158)	(3)	(129)
Surrender of tax losses for R&D tax refund	(491)	(1,810)	(1,955)
Unrelieved tax losses and other deductions arising in the period	–	–	(220)
Foreign exchange differences	–	1	(26)
Deferred tax not recognised	3,306	1,309	1,047
Total tax credited to the income statement	(1,281)	(1,785)	(2,032)